Transactions with Parties-In-Interest and Related Parties (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 5,931,416,000	$ 5,366,221,000
Appreciation (depreciation) in value	703,366,000	514,368,000
SAIC common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	89,951,000	108,969,000
Dividends earned	1,381,000	1,491,000
Appreciation (depreciation) in value	$ (10,095,000)	$ (12,662,000)